--------------------------------------------------------------------------------

Alliance
Money Market
Fund

-General Municipal
 Portfolio

-Prime Portfolio

-Government Portfolio

--------------------------------------------------------------------------------

Annual Report
November 30, 2000

--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS                                Alliance Money Market Fund
================================================================================

January 2, 2001

Dear Shareholder:

This report provides an overview of economic conditions during Alliance Money Market Fund's annual reporting period ended November 30, 2000.

Volatility in the stock market and the prolonged presidential contest affected consumer spending throughout the third and fourth quarters of 2000. Job growth in November showed its smallest 12-month gain in nearly five years, as have the number of total hours worked. The housing sector stabilized and construction spending is on the rise thanks to lower borrowing costs, while government spending appears to be rebounding from an outright decline during the third quarter. Growth in the fourth quarter was expected to be slightly above third quarter's dismal 2.4% growth pace.

While there are signs of financial distress, as expected during economic downshifting, we do not believe the U.S. economy is headed for disaster. We expect slow, 2.0%-2.5% growth in the first half of 2001 followed by a recovery to a 3.0%-3.5% growth in the second half.

The next few months will prove difficult for investors as the U.S. contends with the rapid growth downshift experienced since the middle of calendar year 2000. Although the Federal Reserve believes a period of below-potential growth is necessary to restore proper resource utilization rates to the U.S. economy, the risk of excessive slowing now outweighs the inflation risk which the Federal Reserve has emphasized during most of calendar year 2000. We expect the Federal Reserve to ease by as much as 100 basis points in the first half of 2001.

We appreciate your continued interest in Alliance Money Market Fund.


Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
November 30, 2000       Alliance Money Market Fund - General Municipal Portfolio
================================================================================

  Principal
   Amount
    (000)     Security(a)                       Yield           Value
-----------------------------------------------------------------------
              MUNICIPAL BONDS-64.3%
              ALABAMA-4.5%
              Alabama Special Care Facility
              (Ascension Health Care Authority)
              Series 99B
$     1,000   11/15/39 (b)................       4.40%      $ 1,000,000
              Decatur PCR SWDR
              (Trica Steel Co.)
              Series 97 AMT
        600   1/01/27 (b).................       4.25           600,000
              Montgomery IDR
              (Norment Industries)
              Series 99 AMT
      1,960   8/01/14.....................       4.35         1,960,000
                                                            -----------
                                                              3,560,000
                                                            -----------
              ARIZONA-2.5%
              Phoenix IDA
              (V.A.W. of America, Inc.)
              Series 97 AMT
      1,000   2/01/12  (b)................       4.40         1,000,000
              Tucson Airport Authority
              (Learjet, Inc.)
              Series 98A AMT
      1,000   10/01/28 (b)................       4.40         1,000,000
                                                            -----------
                                                              2,000,000
                                                            -----------
              ARKANSAS-2.5%
              Arkansas Development
              Finance Authority
              (Riceland Foods, Inc.)
              Series 99B AMT
      2,000   11/01/10 (b)................       4.65         2,000,000
                                                            -----------
              COLORADO-4.4%
              Colorado Agriculture
              Development Authority
              (Rocky Mountain Milling)
              Series 00 AMT
      3,000   9/01/10 (b).................       4.40         3,000,000
              University of Colorado
              (Certificates of Participation)
              Series 98A
        500   7/01/18(b)..................       4.45           500,000
                                                            -----------
                                                              3,500,000
                                                            -----------
              DELAWARE-1.3%
              Delaware EDA
              (Delaware Clean Power)
              Series 97A AMT
      1,000   8/01/29 (b).................       4.35         1,000,000
                                                            -----------
              GEORGIA-1.3%
              Adel IDA
              (Specialty Stampings)
              Series 99A  AMT
      1,000   6/01/14 (b).................       4.40         1,000,000
                                                            -----------
              ILLINOIS-8.6%
              East Moline IDA
              (Elliott Aviation)
              Series 99 AMT
      1,200   12/01/19 (b)................       4.35         1,200,000
              Illinois Development
              Finance Authority
              MFHR
              (Butterfield Creek
               Association)
              Series 99 AMT
        750   4/01/39 (b).................       4.40           750,000
              Illinois HDA SFMR
              (Homeowner Mortgage
              Revenue)
              Series 99B-2 AMT
      1,435   12/22/00....................       4.25         1,435,000
              Madison County PCR
              (Shell Oil/Wood River
              Refining)
              Series 97 AMT
      1,500   4/01/32 (b) ................       4.30         1,500,000
              Upper River Valley
              Development Authority
              (Clover PPTY)
              Series 00 AMT
      2,000   7/01/20.....................       4.48         2,000,000
                                                            -----------
                                                              6,885,000
                                                            -----------
              INDIANA-4.5%
              Indiana Health Facility
              (Ascension Health)
              Series 99 B
      2,400   11/15/39 (b)................       4.40         2,400,000
              Whiting SWDR
              (Amoco Oil Co.)
              Series 96 AMT
      1,200   1/01/26 (b).................       4.30         1,200,000
                                                            -----------
                                                              3,600,000
                                                            -----------
              KANSAS-3.8%
              Colwich IDR
              (Epco Carbondioxide
              Products)
              Series 99 AMT
      1,855   8/01/14 (b).................       4.40         1,855,000

                        Alliance Money Market Fund - General Municipal Portfolio
================================================================================

  Principal
   Amount
    (000)     Security(a)                       Yield           Value
-----------------------------------------------------------------------
              Spring Hill IDR
              (Abrasive Engineering
              and Manufacturing Project)
              Series 96 AMT
$     1,200   9/01/16 (b).................       4.35%      $ 1,200,000
                                                            -----------
                                                              3,055,000
                                                            -----------
              KENTUCKY-1.3%
              Louisville & Jefferson County
              (Regional Airport Authority)
              Series 97A-1 AMT
      1,000   6/30/02 (b).................       4.30         1,000,000
                                                            -----------
              MAINE-0.7%
              Maine Finance Authority
              Economic Development
              Series 88A-D AMT
         80   12/01/03 (b)................       4.45            80,000
              Maine Finance Authority
              Economic Development
              (Barber Foods, Inc.)
              Series 90B AMT
         65   12/01/06 (b)................       4.45            65,000
              Maine Finance Authority
              Economic Development
              (Cornwall, McCann, Thurston)
              Series 88D-F AMT
        280   6/01/04 (b).................       4.45           280,000
              Maine Finance Authority
              Economic Development
              (Volco Realty Company, Inc.)
              Series 89L AMT
        125   6/01/05 (b).................       4.45           125,000
                                                            -----------
                                                                550,000
                                                            -----------
              MARYLAND-1.6%
              Maryland State SWDR
              (Cimenteries Project)
              Series 00 AMT
      1,300   5/01/35 (b).................       4.35         1,300,000
                                                            -----------
              MISSISSIPPI-0.9%
              Mississippi Home Corp.
              MFHR
              (Summer Park Apartments)
              Series 99D-2 AMT
        750   10/01/29 (b)................       4.35           750,000
                                                            -----------
              MISSOURI-0.6%
              St. Louis IDA
              (Hammert's Iron Works, Inc.)
              Series 99 AMT
        500   6/01/09 (b).................       4.35           500,000
                                                            -----------
              OHIO-3.8%
              Franklin County
              (Trinity Health Credit
              Group)
              Series 00F
      3,000   12/01/30 (b)................       4.25         3,000,000
                                                            -----------
              OKLAHOMA-1.2%
              Broken Arrow EDA
              (Paragon Films, Inc.)
              Series 89 AMT
        970   8/01/04 (b).................       4.52           970,000
                                                            -----------
              SOUTH CAROLINA-2.3%
              Berkeley County IDA
              (Nucor Corp. Project)
              Series 98 AMT
      1,800   4/01/31 (b).................       4.25         1,800,000
                                                            -----------
              TENNESSEE-1.9%
              Blount County IDR
              (Advanced Crystal
              Technology, Inc.)
              Series 88 AMT
        500   8/01/08 (b).................       4.40           500,000
              Stewart County IDR
              (Standard Gypsum Project)
              Series 99A AMT
      1,000   5/01/34 (b).................       4.30         1,000,000
                                                            -----------
                                                              1,500,000
                                                            -----------
              TEXAS-4.6%
              Brazos River Harbor
              Navigation District
              (Dow Chemical Co. Project)
              Series 92A AMT
        500   12/01/18 (b)................       4.35           500,000
              Gulf Coast Waste
              Disposable Authority
              (Bayer Corp. Project)
              Series 97 AMT
      2,000   5/01/27 (b).................       4.35         2,000,000
              Port Houston GO
              (Harris County Unlimited Tax)
              Series 00B AMT
      1,135   10/01/01....................       4.55         1,135,000
                                                            -----------
                                                              3,635,000
                                                            -----------
              WASHINGTON-4.5%
              Olympia EDA
              (Spring Air Northwest Project)
              Series 98 AMT
      1,300   11/01/23 (b)................       4.35         1,300,000

STATEMENT OF NET ASSETS
(continued)             Alliance Money Market Fund - General Municipal Portfolio
================================================================================

  Principal
   Amount
    (000)     Security(a)                       Yield           Value
-----------------------------------------------------------------------
              Pierce County EDA
              (Truss Co.)
              Series 95 AMT
$       400   1/01/20 (b).................       4.35%      $   400,000
              Washington Housing
              Finance Commission
              MFHR
              (Summerglen Apartment
              Project)
              Series 95 AMT
      1,145   11/01/25 (b)................       4.45         1,145,000
              Washington Housing
              Finance Commission
              MFHR
              (Merrill Gardens
              Apartment Project)
              Series 97A AMT
        750   7/01/22 (b).................       4.50           750,000
                                                            -----------
                                                              3,595,000
                                                            -----------
              WISCONSIN-7.5%
              Franklin IDR
              (Nowakowski Inc. Project)
              Series 98 AMT
      1,510   12/01/18 (b)................       4.35         1,510,000
              Kaukauna IDR
              (Valley Tissue)
              Series 00A
      3,000   9/01/20 (b).................       4.35         3,000,000
              Kenosha IDR
              (Leblanc Corp. Project)
              Series 98A AMT
      1,500   12/01/18 (b)................       4.35         1,500,000
                                                            -----------
                                                              6,010,000
                                                            -----------
              Total Municipal Bonds
              (amortized cost
              $51,210,000)................                   51,210,000
                                                            -----------
              COMMERCIAL PAPER-35.0%
              COLORADO-3.4%
              Denver Airport Revenue
              (System Subordinate
              Revenue Bond)
              Series 97A
      1,500   12/07/00....................       4.35         1,500,000
              Denver Airport Revenue
              (System Subordinate
              Revenue Bond)
              Series 97A
      1,200   12/08/00....................       4.30         1,200,000
                                                            -----------
                                                              2,700,000
                                                            -----------
              FLORIDA-1.9%
              Sarasota Public
              Hospital Revenue
              (Sarasota Memorial Hospital)
              Series B
      1,000   3/08/01.....................       4.35         1,000,000
              Sarasota Public
              Hospital Revenue
              (Sarasota Memorial Hospital)
              Series C
        500   12/11/00....................       4.30           500,000
                                                            -----------
                                                              1,500,000
                                                            -----------
              INDIANA-6.3%
              Indiana Development
              Finance Authority
              (Pure Air Lake)
              AMT
      3,500   12/11/00....................       4.40         3,500,000
              Sulivan Corp.
              (Hoosier Energy Rural
              Electric)
              Series 85 L-5
      1,500   12/08/00....................       4.30         1,500,000
                                                            -----------
                                                              5,000,000
                                                            -----------
              KANSAS-1.9%
              Burlington Kansas PCR
              Kansas City Power &
              Light Co.
              (National Rural Utilities)
              Series 85B
        500   12/01/00....................       4.30           499,985
              Burlington Kansas PCR
              Kansas City Power &
              Light Co.
              Series 85C-2
      1,000   3/08/01.....................       4.35         1,000,000
                                                            -----------
                                                              1,499,985
                                                            -----------

                        Alliance Money Market Fund - General Municipal Portfolio
================================================================================

  Principal
   Amount
    (000)     Security(a)                       Yield           Value
-----------------------------------------------------------------------
              KENTUCKY-4.4%
              Kentucky Asset/Liability Co.
              (Road Funding)
$     1,500   3/01/00.....................       4.35%      $ 1,500,000
              Pendleton County
              (Kentucky Association
              of County Leasing)
      2,000   3/09/01.....................       4.40         2,000,000
                                                            -----------
                                                              3,500,000
                                                            -----------
              MARYLAND-4.4 %
              Maryland Health and
              Education Authority
              (John Hopkins Hospital)
              Series C
      2,000   12/11/00....................       4.40         2,000,000
              Maryland Health and
              Education Authority
              (John Hopkins Hospital)
              Series C
      1,500   3/02/01.....................       4.25         1,498,920
                                                            -----------
                                                              3,498,920
                                                            -----------
              MICHIGAN-0.6%
              Michigan Strategic Fund
              (Dow Chemical)
              Series 88
        500   12/05/00....................       4.30           500,000
                                                            -----------
              NEW JERSEY-1.3%
              New Jersey Transit
              Series 00A
      1,000   3/15/01.....................       4.40         1,000,000
                                                            -----------
              TEXAS-9.7%
              Austin
              Travis & Williamson
              County
              Series A
      1,014   12/07/00....................       4.40         1,014,000
              Brazos River Authority
              PCR
              (Texas Utilities Project)
              Series 94B AMT
        670   12/12/00....................       4.30           670,000
              Brazos River Harbor
              Navigation District
              (Dow Chemical Project)
              Series 88
        820   12/08/00....................       4.35           820,000
              Dallas Rapid Transit
              Series D
      2,500   12/01/00....................       4.25         2,499,400
              Harris County GO
              Series A
        200   12/07/00....................       4.55           199,998
              Harris County GO
              Series B
      1,045   2/01/01.....................       4.35         1,045,000
              Harris County GO
              Series B
        500   12/08/00....................       4.55           499,995
              Texas Public Finance
              Authority
              Series B
      1,000   3/15/01.....................       4.40         1,000,000
                                                            -----------
                                                              7,748,393
                                                            -----------
              VIRGINIA-1.1%
              Norfolk IDA
              (Sentara Hospital)
        900   12/15/00....................       4.30           900,000
                                                            -----------
              Total Commercial Paper
              (amortized cost
              $27,847,298)................                   27,847,298
                                                            -----------
              TOTAL INVESTMENTS-99.3%
              (amortized cost
              $79,057,298)................                   79,057,298
              Other assets less
              liabilities-0.7%............                      534,626
                                                            -----------
              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              79,591,820 shares
              outstanding)................                  $79,591,924
                                                            ===========

--------------------------------------------------------------------------------

See Footnotes and Glossary of Terms on page 10.

See notes to financial statements.

STATEMENT OF NET ASSETS
November 30, 2000                   Alliance Money Market Fund - Prime Portfolio
================================================================================

  Principal
   Amount
    (000)     Security(a)                       Yield           Value
-----------------------------------------------------------------------
              COMMERCIAL PAPER-68.9%
              Aegon Funding Corp.
$    20,000   12/14/00 (c)................       6.47%   $   19,953,272
              Aluminum Co. of America
     20,000   12/14/00....................       6.47        19,953,272
              Associates Corp. of
              North America
     19,000   12/01/00....................       6.51        19,000,000
              Australian Wheat Board
              Finance Ltd.
     23,600   12/04/00 (c)................       6.50        23,587,217
              Banque Caisse
              D'Epargne L'Etat
     10,000   12/27/00....................       6.50         9,953,055
              Bavaria Global Corp.
     18,700   12/14/00 (c)................       6.51        18,656,039
              Bayer Corp.
     23,000   12/01/00 (c)................       6.53        23,000,000
              BMW US Capital Corp.
     19,500   12/01/00....................       6.50        19,500,000
              Caisse Centrale Jardins
     19,500   12/15/00....................       6.51        19,450,632
              Campbell Soup Co.
     19,000   3/13/01.....................       6.46        18,652,237
              Certain Funding Corp.
     15,000   12/20/00 (c)................       6.50        14,948,542
              CIT Group, Inc.
     19,000   3/01/01.....................       6.55        18,688,875
              Coca-Cola Co.
     19,500   12/21/00....................       6.48        19,429,800
              Den Danske Bank
     19,900   12/01/00....................       6.50        19,900,000
              Dexia California
              Finance Co.
     23,000   12/13/00 (c)................       6.50        22,950,167
              Eastman Kodak
     19,500   12/18/00....................       6.50        19,440,146
              Eksport Finans Als
     60,000   12/20/00....................       6.50        59,794,167
              Exxon Asset Management
     30,000   12/12/00 (c)................       6.50        29,940,417
              Fountain Square
      6,789   12/19/00 (c)................       6.53         6,766,834
              Four Winds Funding
              Corp.
     20,000   12/20/00 (c)................       6.50        19,931,389
              General Electric Capital
              International Funding
     29,000   12/15/00 (c)................       6.50        28,926,694
              Gillette Co.
     19,000   12/01/00 (c)................       6.52        19,000,000
              Henkel Corp.
      7,600   12/14/00 (c)................       6.49         7,582,189
     12,000   12/15/00 (c)................       6.48        11,969,713
              International Lease
              Finance Corp.
     25,000   2/15/01.....................       6.52        24,655,890
              JP Morgan & Co., Inc.
     19,000   12/01/00....................       6.57        19,000,000
              Jupiter Securitization
              Corp.
      6,550   12/27/00....................       6.51         6,519,204
              Kellogg Co.
     11,900   12/20/00....................       6.50        11,859,176
              Koch Industries, Inc.
     23,000   12/01/00 (c)................       6.54        23,000,000
              Marsh USA, Inc.
     19,000   12/01/00 (c)................       6.53        19,000,000
              Merck & Co., Inc.
     35,000   12/07/00....................       6.50        34,962,083
              Minnesota Mining &
              Manufacturing Co.
      4,500   12/11/00....................       6.51         4,491,863
     10,201   12/19/00....................       6.51        10,167,796
              Peoples Energy
     19,000   12/28/00 (c)................       6.50        18,907,375
              Philip Morris Cos.
     19,500   12/01/00....................       6.49        19,500,000
              Pitney Bowes Credit
              Corp.
     19,500   12/15/00....................       6.49        19,450,784
              Private Export Funding
     28,000   3/22/01.....................       6.45        27,443,150
              Province of British
              Columbia
     21,611   3/28/01.....................       6.42        21,160,086
              Rabo Bank N.Y.
     50,000   12/01/00....................       6.57        50,000,000
              Receivables Capital Corp.
     24,000   12/08/00 (c)................       6.51        23,969,620
              Snap-On, Inc.
      6,000   12/01/00 (c)................       6.49         6,000,000
              Tasmanian Public
              Finance Corp.
     19,500   12/14/00 (c)................       6.50        19,454,229
              United Parcel Services
     10,920   12/01/00....................       6.52        10,920,000

                                    Alliance Money Market Fund - Prime Portfolio
================================================================================

  Principal
   Amount
    (000)     Security(a)                       Yield           Value
-----------------------------------------------------------------------
              Wisconsin Energy
$    19,600   12/11/00 (c)...............       6.50%    $   19,564,611
                                                         --------------
              Total Commercial Paper
              (amortized cost
              $881,000,524)...............                  881,000,524
                                                         --------------
              CERTIFICATES OF DEPOSIT-21.6%
              Banco Bilbao Vizcaya
     19,000   6.53%, 12/18/00.............       6.53        19,000,000
              Bank of Austria
      4,000   6.53%, 12/01/00.............       6.53         4,000,000
              Bank of Scotland
     19,000   6.60%, 4/12/01..............       6.60        19,000,000
              Canadian Imperial
              Bank of Commerce
     19,000   6.54%, 12/28/00.............       6.54        19,000,000
              Chase Manhattan Bank
      5,000   6.50%, 12/15/00.............       6.51         4,999,879
              Credit Agricole Indosuez
     22,000   7.21%, 3/08/01..............       7.20        22,000,560
              Deutsche Bank
     22,000   6.52%, 3/13/01 FRN..........       6.56        21,997,580
              Dresdner Bank
     22,000   7.09%, 5/15/01..............       6.95        22,011,232
              First Tennessee Bank
     19,000   6.53%, 12/27/00.............       6.53        19,000,000
              HSBC USA, Inc.
     19,600   6.53%, 12/14/00.............       6.53        19,600,000
              Intessa (Banca CRT)
     19,600   6.53%, 12/07/00.............       6.53        19,600,000
              Landesbank Baden-
              Wurttemberg
     24,000   7.37%, 5/30/01..............       7.37        24,000,000
              Lloyds Bank
     20,000   6.53%, 12/15/00.............       6.53        20,000,000
              National Westminster
              Bank
     22,000   7.21%, 3/08/01..............       7.20        22,000,561
              Northern Trust Bank
     20,000   6.52%, 12/21/00.............       6.52        20,000,000
                                                         --------------
              Total Certificates
              of Deposit
              (amortized cost
              $276,209,812................                  276,209,812
                                                         --------------
              CORPORATE OBLIGATIONS-7.1%
              Asset Backed Capital
              Finance Ltd.
     18,000   6.63%, 5/25/01
              MTN (c).....................       6.64        17,999,158
              Asset Backed Capital
              Finance Ltd.
     30,000   6.61%, 9/28/01
              FRN (c).....................       6.61        29,998,791
              Merrill Lynch & Co., Inc.
     24,000   6.60%, 4/12/01
              MTN FRN.....................       6.61        23,999,127
              American Express
              Centurion Bank
     18,000   6.66%, 3/07/01
              MTN FRN.....................       6.66        18,000,000
                                                         --------------
              (amortized cost
              $89,997,076)................                   89,997,076
                                                         --------------
              U.S. GOVERNMENT
              AND AGENCIES-1.2%
              Federal Home Loan Bank
     15,000   6.40%, 2/09/01 MTN
              (amortized cost
              $14,999,343.................       6.42        14,999,343
                                                         --------------
              TIME DEPOSITS-0.7%
              Toronto Dominion Bank
      9,700   6.59%, 12/01/00
              (amortized cost
              $9,700,000).................       6.59         9,700,000
                                                         --------------
              TOTAL INVESTMENTS-99.5%
              (amortized cost
              $1,271,906,755).............                1,271,906,755
              Other assets less
              liabilities-0.5%............                    6,302,343
                                                         --------------
              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              1,278,211,573 shares
              outstanding)................               $1,278,209,098
                                                         ==============

--------------------------------------------------------------------------------

See Footnotes and Glossary of Terms on page 10.

See notes to financial statements.

STATEMENT OF NET ASSETS
November 30, 2000              Alliance Money Market Fund - Government Portfolio
================================================================================

  Principal
   Amount
    (000)     Security(a)                       Yield           Value
-----------------------------------------------------------------------
              U.S. GOVERNMENT
              AGENCIES-64.3%
              FEDERAL NATIONAL
              MORTGAGE
              ASSOCIATION-35.2%
$       500   5.92%, 12/07/00 MTN.........       6.11%      $   499,985
        372   5.90%, 12/01/00 MTN.........       6.15           372,000
        300   5.89%, 12/22/00 MTN.........       6.35           299,921
      2,788   12/21/00....................       6.39         2,778,103
        945   4/05/01.....................       6.42           924,394
      1,232   4/19/01.....................       6.43         1,202,174
      2,073   12/14/00....................       6.47         2,068,232
      2,000   3/28/01.....................       6.48         1,958,855
      1,633   3/22/01.....................       6.48         1,601,128
      1,000   5/17/01.....................       6.49           970,821
      1,500   3/29/01.....................    6.50 - 6.52     1,468,779
      2,000   2/22/01.....................    6.50 - 6.52     1,970,581
      3,581   12/28/00....................    6.50 - 6.73     3,563,611
      1,000   4/26/01.....................       6.51           974,409
        500   3/08/01.....................       6.51           491,432
      1,000   2/15/01.....................       6.51           986,468
      1,500   3/15/01.....................       6.52         1,472,469
      1,000   2/01/01.....................       6.54           988,917
      2,000   7.00%, 5/17/01..............       6.98         2,000,221
      1,000   7.25%, 5/25/01 MTN..........       7.28         1,000,000
                                                            -----------
                                                             27,592,500
                                                            -----------
              FEDERAL HOME
              LOAN MORTGAGE
              CORP.-14.6%
        500   5.99%, 12/06/00 MTN.........       6.15           499,989
      1,438   12/21/00....................       6.47         1,432,911
      2,815   12/07/00....................    6.48 - 6.50     2,811,997
        706   12/26/00....................       6.48           702,852
      2,000   3/01/01.....................       6.50         1,968,200
      1,000   4/26/01.....................       6.51           974,409
      2,144   12/28/00....................       6.51         2,133,716
        900   12/14/00....................       6.54           897,904
                                                            -----------
                                                             11,421,978
                                                            -----------
              FEDERAL HOME
              LOAN BANK-7.5%
      1,000   6.40%, 2/09/01 MTN..........       6.42           999,956
      1,757   12/27/00....................       6.49         1,748,898
      1,664   2/23/01.....................       6.50         1,639,151
      1,000   6.50%, 2/15/01 MTN..........       6.59           999,814
        445   6.75%, 5/04/01..............       7.13           444,309
                                                            -----------
                                                              5,832,128
                                                            -----------
              STUDENT LOAN
              MARKETING
              ASSOCIATION-7.0%
      2,000   6.76%, 12/29/00 FRN.........       6.76         2,000,051
      1,000   6.77%, 9/17/01 FRN..........       6.77           999,376
      1,500   6.79%, 9/28/01 FRN..........       6.79         1,499,869
      1,000   6.84%, 10/24/01 FRN.........       6.84         1,000,000
                                                            -----------
                                                              5,499,296
                                                            -----------
              Total U.S. Government
              Agencies
              (amortized cost
              $50,345,902)................                   50,345,902
                                                            -----------
              REPURCHASE
              AGREEMENTS-38.3%
              Abn Amro Securities, Inc.
      3,500   6.52%, dated 11/30/00
              due 12/01/00 in the
              amount of $3,500,634
              (cost $3,500,000;
              collateralized by $3,537,000
              FNMA; 6.52%, 10/15/01
              value $3,570,097)...........       6.52         3,500,000
              Bank of New York
      1,500   6.38%, dated 11/30/00
              due 12/01/00 in the
              amount of $1,500,266
              (cost $1,500,000;
              collateralized by $1,530,000
              US Treasury Note;
              6.50%, 5/31/01
              value $1,531,912)...........       6.38         1,500,000
              Deutsche Morgan Grenfell
      3,000   6.50%, dated 11/08/00
              due 12/26/00 in the
              amount of $3,026,000
              (cost $3,000,000;
              collateralized by $3,447,355
              FGLMC; 6.00%, 5/01/29
              value $3,060,000) (d).......       6.50         3,000,000
              Fuji Securities, Inc.
      3,000   6.50%, dated 11/28/00
              due 12/19/00 in the
              amount of $3,011,375
              (cost $3,000,000;
              collateralized by $3,090,000
              FNMA; 6.08%, 10/23/02
              value $3,098,687) (d).......       6.50         3,000,000

                               Alliance Money Market Fund - Government Portfolio
================================================================================

  Principal
   Amount
    (000)     Security(a)                       Yield           Value
-----------------------------------------------------------------------
              Goldman Sachs & Company
$     3,500   6.50%, dated 11/28/00
              due 12/15/00 in the
              amount of $3,510,743
              (cost $3,500,000;
              collateralized by $7,476,101
              FNMA; 7.00%, 2/01/24
              value $3,570,000) (d).......       6.50%      $ 3,500,000
              Merrill Lynch & Company
      3,500   6.52%, dated 11/30/00
              due 12/01/00 in the
              amount of $3,500,634
              (cost $3,500,000;
              collateralized by $3,490,000
              FHLB; 6.81%, 06/28/04
              value $3,572,887)...........       6.52         3,500,000
              Morgan Stanley Dean Witter
      2,000   6.50%, dated 11/08/00
              due 12/11/00 in the
              amount of $2,011,917
              (cost $2,000,000;
              collateralized by $2,192,000
              FGLMC; 6.50%, 9/01/29
              value $2,050,292) (d).......       6.50         2,000,000
              Paribas Corp.
      3,500   6.53%, dated 11/30/00
              due 12/01/00 in the
              amount of $3,500,635
              (cost $3,500,000;
              collateralized by $3,574,000
              US Treasury Note;
              5.63%, 11/30/02
              value $3,570,058)...........       6.53         3,500,000
              Salomon Smith Barney
      3,000   6.50%, dated 11/09/00
              due 12/12/00 in the
              amount of $3,017,875
              (cost $3,000,000;
              collateralized by $3,189,667
              FNMA; 8.50%,
              8/01/30 - 9/01/30
              value $3,061,225) (d).......       6.50         3,000,000
              UBS Warburg LLC
      3,500   6.54%, dated 11/30/00
              due 12/01/00 in the
              amount of $3,500,636
              (cost $3,500,000;
              collateralized by $3,580,000
              FHLB; 6.45%, 12/04/00
              value $3,575,525)...........       6.54         3,500,000
                                                            -----------
              Total Repurchase
              Agreements
              (amortized cost
              $30,000,000)................                   30,000,000
                                                            -----------
              TOTAL INVESTMENTS-102.6%
              (amortized cost
              $80,345,902)................                   80,345,902
              Other assets
              less liabilities-(2.6%).....                   (2,036,664)
                                                            -----------
              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              78,314,504 shares
              outstanding)................                  $78,309,238
                                                            ===========

--------------------------------------------------------------------------------

See Footnotes and Glossary of Terms on page 10.

See notes to financial statements.

                                                      Alliance Money Market Fund
================================================================================

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Period Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

(c) Securities issued in reliance on section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At November 30, 2000, these securities amounted to $425,106,257 representing 33.3% of net assets in the Prime Portfolio.

(d)   Repurchase agreements which are terminable within 7 days.

      Glossary of Terms:

      AMT         Alternative Minimum Tax
      EDA         Economic Development Authority
      FGLMC       Federal Gold Loan Mortgage Corporation
      FHLB        Federal Home Loan Bank
      FNMA        Federal National Mortgage Association
      FRN         Floating Rate Note
      GO          General Obligation
      HDA         Housing Development Agency
      IDA         Industrial Development Agency/Authority
      IDR         Industrial Development Revenue
      MFHR        Multi-Family Housing Revenue
      MTN         Medium Term Note
      PCR         Pollution Control Revenue
      SFMR        Single Family Mortgage Revenue
      SWDR        Solid Waste Disposal Revenue

      See notes to financial statements.

STATEMENTS OF OPERATIONS
Year Ended November 30, 2000                          Alliance Money Market Fund
================================================================================

                                       GENERAL
                                      MUNICIPAL         PRIME        GOVERNMENT
                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                    ============    ============    ============
INVESTMENT INCOME
    Interest .....................  $  3,279,861    $ 80,390,361    $  5,062,866
                                    ------------    ------------    ------------
EXPENSES
    Advisory fee (Note B) ........      388,498       6,269,349         404,483
    Distribution assistance
      (Note C) ...................      349,651       5,642,413         364,033
    Custodian fees ...............       86,262         213,710         103,047
    Registration fees ............       51,408           4,263          32,293
    Printing .....................       49,851         226,793          13,164
    Administrative fee (Note C) ..       38,851         626,926          40,447
    Trustees' fees ...............       28,500          28,500          28,500
    Organization .................       14,640          15,006          14,640
    Audit and legal fees .........       10,455          64,626          14,461
    Miscellaneous ................        5,368          28,762           5,612
                                    ------------    ------------    ------------
    Total expenses ...............    1,023,484      13,120,348       1,020,680
    Less: fee waiver and
      reimbursement ..............     (246,488)       (581,663)       (211,717)
                                    ------------    ------------    ------------
    Net expenses .................      776,996      12,538,685         808,963
                                    ------------    ------------    ------------
    Net investment income ........    2,502,865      67,851,676       4,253,903
REALIZED GAIN (LOSS) ON
INVESTMENTS
    Net realized gain (loss)
    on investment transactions               -0-         (3,374)            338
                                    ------------    ------------    ------------
NET INCREASE IN NET ASSETS FROM
OPERATIONS .......................  $  2,502,865    $ 67,848,302    $  4,254,241
                                    ============    ============    ============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                   Alliance Money Market Fund
================================================================================

                                                           GENERAL
                                                          MUNICIPAL                             PRIME
                                                          PORTFOLIO                           PORTFOLIO
                                            ==================================    ==================================
                                               Year Ended         Year Ended         Year Ended         Year Ended
                                               November 30,       November 30,       November 30,       November 30,
                                               2000                1999               2000               1999
                                            ===============    ===============    ===============    ===============
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
   Net investment income ................   $     2,502,865    $     1,392,877    $    67,851,676    $    36,460,481
   Net realized gain (loss) on investment
      transactions ......................                -0-                -0-            (3,374)             4,180
                                            ---------------    ---------------    ---------------    ---------------
   Net increase in net assets from
      operations ........................         2,502,865          1,392,877         67,848,302         36,464,661
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income ................        (2,502,865)        (1,392,877)       (67,851,676)       (36,460,481)
   Net realized gain on investments .....                -0-            (5,812)                -0-                -0-
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST (Note E)
   Net increase .........................        15,994,642         19,262,396        187,641,795        408,101,387
                                            ---------------    ---------------    ---------------    ---------------
   Total increase .......................        15,994,642         19,256,584        187,638,421        408,105,567
NET ASSETS
   Beginning of period ..................        63,597,282         44,340,698      1,090,570,677        682,465,110
                                            ---------------    ---------------    ---------------    ---------------
   End of period ........................   $    79,591,924    $    63,597,282    $ 1,278,209,098    $ 1,090,570,677
                                            ===============    ===============    ===============    ===============


                                                         GOVERNMENT
                                                          PORTFOLIO
                                               ==================================
                                                  Year Ended         Year Ended
                                                 November 30,       November 30,
                                                     2000               1999
                                               ===============    ===============
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
   Net investment income ................      $     4,253,903    $     2,445,846
   Net realized gain (loss) on investment
      transactions ......................                  338                199
                                               ---------------    ---------------
   Net increase in net assets from
      operations ........................            4,254,241          2,446,045
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income ................           (4,253,903)        (2,445,846)
   Net realized gain on investments .....                   -0-                -0-
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST (Note E)
   Net increase .........................            2,238,621         33,884,576
                                               ---------------    ---------------
   Total increase .......................            2,238,959         33,884,775
NET ASSETS
   Beginning of period ..................           76,070,279         42,185,504
                                               ---------------    ---------------
   End of period ........................      $    78,309,238    $    76,070,279
                                               ===============    ===============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
November 30, 2000                                     Alliance Money Market Fund
================================================================================

NOTE A: Significant Accounting Policies

Alliance Money Market Fund (the "Fund") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Fund currently offers three Portfolios: General Municipal Portfolio, Prime Portfolio and Government Portfolio (the "Portfolios"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities. At the time of investment, such securities have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios.

1. Valuation of Securities

Securities in which the Portfolios invest are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost.

2. Organization Expenses

Organization expenses of approximately $74,000 for each of the Portfolios have been deferred and are being amortized on a straight-line basis through December, 2000.

3. Taxes

It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolios declare dividends daily and automatically reinvest such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended November 30, 2000 from the General Municipal Portfolio are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

5. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

6. Repurchase Agreements

It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

Under the Advisory Agreement, each Portfolio pays the Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% of each Portfolio's average daily net assets. The Adviser has agreed to reimburse each Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets. For the year ended November 30, 2000 for the General Municipal Portfolio, Prime Portfolio and Government Portfolio, the Adviser reimbursed $241,967, $563,285 and $211,611, respectively. The General Municipal, Prime and Government Portfolios do not compensate Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services or for out of pocket expenses.

NOTES TO FINANCIAL STATEMENTS (continued)             Alliance Money Market Fund
================================================================================

NOTE C: Distribution Services Agreement and Administration Agreement

Under the Distribution Services Agreement, which includes a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan"), the Fund pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Adviser, a distribution fee at the annual rate of
 .45 of 1% of the average daily value of the Fund's net assets. The Plan provides that the Distributor will use amounts payable under the Plan in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Distributor, for distribution assistance and payments to banks and other depository institutions for administrative and accounting services and (ii) otherwise promoting the sale of shares of the Portfolios. For the year ended November 30, 2000, the General Municipal Portfolio, Prime Portfolio and Government Portfolio, paid fees of $349,651, $5,642,413 and $364,033, respectively.

Pursuant to an Administration Agreement, ADP Financial Information Services, Inc. ("ADP"), a wholly-owned subsidiary of Automatic Data Processing, Inc., serves as administrator of the Fund, on behalf of the Portfolios. The Administrator performs or arranges for the performance of certain services, mainly remote processing services through its propriety shareholder accounting system. ADP is entitled to receive from each Portfolio a fee computed daily and paid monthly at a maximum annual rate equal to .05% of such Portfolio's average daily net assets. ADP may, from time to time, voluntarily waive all or a portion of its fees payable to it under the Administration Agreement. For the year ended November 30, 2000, the General Municipal Portfolio incurred fees of $38,851 of which $4,521 were waived, the Prime Portfolio incurred fees of $626,926 of which $18,378 were waived and the Government Portfolio incurred fees of $40,447 of which $106 were waived.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At November 30, 2000, the cost of portfolio securities for federal income tax purposes was the same as the cost for financial reporting purposes. At November 30, 2000, the Government Portfolio had a capital loss carryforward of $5,266 expiring in the year 2007 and the Prime Portfolio had a capital loss carryforward of $3,374 expiring in the year 2008.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At November 30, 2000, capital paid-in aggregated $79,591,820, $1,278,211,573 and $78,314,504 for the General Municipal Portfolio, Prime Portfolio and Government Portfolio, respectively. Transactions, all at $1.00 per share, were as follows:

                                               GENERAL
                                               MUNICIPAL                             PRIME
                                               PORTFOLIO                           PORTFOLIO
                                    ================================    ================================
                                      Year Ended        Year Ended        Year Ended        Year Ended
                                     November 30,      November 30,      November 30,      November 30,
                                         2000              1999              2000              1999
                                    ==============    ==============    ==============    ==============
Shares sold .....................      173,295,911       171,640,243     2,059,378,378     1,240,264,656
Shares issued on reinvestments of
   dividends ....................        2,502,865         1,398,689        67,851,676        36,460,481
Shares redeemed .................     (159,804,134)     (153,776,536)   (1,939,588,259)     (868,623,750)
                                    --------------    --------------    --------------    --------------
Net increase ....................       15,994,642        19,262,396       187,641,795       408,101,387
                                    ==============    ==============    ==============    ==============


                                                 GOVERNMENT
                                                 PORTFOLIO
                                      ================================
                                        Year Ended        Year Ended
                                       November 30,      November 30,
                                           2000              1999
                                      ==============    ==============
Shares sold .....................        146,846,739        93,325,987
Shares issued on reinvestments of
   dividends ....................          4,253,903         2,445,846
Shares redeemed .................       (148,862,021)      (61,887,257)
                                      --------------    --------------
Net increase ....................          2,238,621        33,884,576
                                      ==============    ==============

FINANCIAL HIGHLIGHTS                                  Alliance Money Market Fund
================================================================================

                                                         -----------------------------------------------------------
                                                                          GENERAL MUNICIPAL PORTFOLIO
                                                         -----------------------------------------------------------
                                                                                                        December 13,
                                                                                                          1995(a)
                                                                    Year Ended November 30,                 to
                                                         ============================================   November 30,
                                                           2000        1999        1998        1997         1996
                                                         ========    ========    ========    ========   ============
Net asset value, beginning of period .................   $   1.00    $   1.00    $   1.00    $   1.00     $   1.00
                                                         --------    --------    --------    --------     --------
Income from Investment Operations
Net investment income (b) ............................       .032        .024        .027        .029         .027
                                                         --------    --------    --------    --------     --------
Less: Dividends
Dividends from net investment income .................      (.032)      (.024)      (.027)      (.029)       (.027)
                                                         --------    --------    --------    --------     --------
Net asset value, end of period .......................   $   1.00    $   1.00    $   1.00    $   1.00     $   1.00
                                                         ========    ========    ========    ========     ========
Total Return
Total investment return based on net asset value (c) .       3.27%       2.42%       2.76%       2.92%        2.71%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..............        $80         $64         $44        $137         $123
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ......       1.00%       1.00%       1.00%       1.00%        1.00%(d)
    Expenses, before waivers and reimbursements ......       1.32%       1.37%       1.17%       1.21%        1.39%(d)
    Net investment income (b) ........................       3.22%       2.40%       2.74%       2.87%        2.76%(d)

--------------------------------------------------------------------------------

See footnote summary on page 17.

FINANCIAL HIGHLIGHTS (continued)                      Alliance Money Market Fund
================================================================================

                                               ---------------------------------------------------------------------
                                                                          PRIME PORTFOLIO
                                               ---------------------------------------------------------------------
                                                                                                        December 29,
                                                                                                             1995(a)
                                                                  Year Ended November 30,                         to
                                                =====================================================    November 30,
                                                       2000           1999           1998         1997           1996
                                                ==========     ==========     ==========   ==========    ============
Net asset value, beginning of period ...........$     1.00     $     1.00     $     1.00   $     1.00     $     1.00
                                                ----------     ----------     ----------   ----------     ----------
Income from Investment Operations
Net investment income (b) ..........................  .054           .042           .047         .046           .041
                                                ----------     ----------     ----------   ----------     ----------
Less: Dividends
Dividends from net investment income ..............  (.054)         (.042)         (.047)       (.046)         (.041)
                                                ----------     ----------     ----------   ----------     ----------
Net asset value, end of period ................ $     1.00     $     1.00     $     1.00   $     1.00     $     1.00
                                                ==========     ==========     ==========   ==========     ==========
Total Return
Total investment return based on
    net asset value (c)                               5.54%          4.31%          4.77%        4.75%          4.23%
Ratios/Supplemental Data
Net assets, end of period (in millions) ........... $1,278         $1,091           $682       $3,298         $2,772
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ...  1.00%          1.00%          1.00%        1.00%        1.00%(d)
    Expenses, before waivers and reimbursements ...  1.05%          1.11%          1.06%        1.06%        1.23%(d)
    Net investment income (b) ...................... 5.41%          4.24%          4.69%        4.65%        4.50%(d)

See footnote summary on page 17.

                                                      Alliance Money Market Fund
================================================================================

                                                       -----------------------------------------------------------
                                                                            GOVERNMENT PORTFOLIO
                                                       -----------------------------------------------------------
                                                                                                      December 29,
                                                                                                        1995(a)
                                                                   Year Ended November 30,                to
                                                       ============================================   November 30,
                                                         2000        1999        1998        1997         1996
                                                       ========    ========    ========    ========   ============
Net asset value, beginning of period ...............   $   1.00    $   1.00    $   1.00    $   1.00     $   1.00
                                                       --------    --------    --------    --------     --------
Income from Investment Operations
Net investment income (b) ..........................       .053        .041        .046        .045         .041
                                                       --------    --------    --------    --------     --------
Less: Dividends
Dividends from net investment income ...............      (.053)      (.041)      (.046)      (.045)       (.041)
                                                       --------    --------    --------    --------     --------
Net asset value, end of period .....................   $   1.00    $   1.00    $   1.00    $   1.00     $   1.00
                                                       ========    ========    ========    ========     ========
Total Return
Total investment return based on net asset value (c)       5.40%       4.23%       4.67%       4.64%        4.18%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............        $78         $76         $42        $124         $100
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....       1.00%       1.00%       1.00%       1.00%        1.00%(d)
    Expenses, before waivers and reimbursements ....       1.26%       1.34%       1.14%       1.25%        1.42%(d)
    Net investment income (b) ......................       5.26%       4.17%       4.60%       4.54%        4.45%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS                     Alliance Money Market Fund
================================================================================

To the Trustees and Shareholders of
Alliance Money Market Fund

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Money Market Fund - General Municipal, Prime and Government Portfolios (the "Fund") at November 30, 2000, and the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods prior to November 30, 1999, were audited by other independent accountants whose report dated December 18, 1998 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
December 22, 2000

                                                      Alliance Money Market Fund
================================================================================

Alliance Money Market Fund

Alliance Money Market Fund
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

CUSTODIAN

Bank of New York
90 Washington Street
New York, NY 10286

PRINCIPAL UNDERWRITER

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Alliance Money Market Fund                                       ---------------
1345 Avenue of the Americas, New York, NY 10105                    BULK RATE
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AllianceCapital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

MONMKTAR1100

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